Share capital (Share Trusts) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Purchases by Share Trusts [Abstract]
Amount of purchase	$ 56	$ 50	$ 28
Share Settlements by Share Trusts [Abstract]
Amount of settlement	$ 33	$ 65	$ 54
Share Units Plan
Share Purchases by Share Trusts [Abstract]
Number of common shares (in shares)	0.1	0.1	0.0
Weighted-average price per share (in dollars per share)	$ 137.28	$ 173.49	$ 0
Amount of purchase	$ 13	$ 20	$ 0
Share Settlements by Share Trusts [Abstract]
Number of common shares (in shares)	0.0	0.3	0.3
Weighted-average price per share (in dollars per share)	$ 127.87	$ 127.87	$ 122.08
Amount of settlement	$ 5	$ 37	$ 31
Employee Share Investment Plan
Share Purchases by Share Trusts [Abstract]
Number of common shares (in shares)	0.3	0.2	0.2
Weighted-average price per share (in dollars per share)	$ 138.23	$ 163.11	$ 156.89
Amount of purchase	$ 43	$ 30	$ 28
Share Settlements by Share Trusts [Abstract]
Number of common shares (in shares)	0.2	0.2	0.2
Weighted-average price per share (in dollars per share)	$ 150.98	$ 157.51	$ 151.32
Amount of settlement	$ 28	$ 28	$ 23